Organization and Principal Activities (Details) - Schedule of Consolidated Balance Sheets - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 63,002	$ 20,020
Restricted cash	26,127	23,089
Accounts receivable, net	284,628	433,510
Prepaid expenses and other current assets	1,007,922	966,260
Total current assets	1,381,679	1,442,879
Non-current assets
Plant and equipment, net	64,472	53,023
Intangible assets, net	66,859	89,475
Deferred tax assets	12,324	12,686
Total non-current assets	143,655	155,184
Total assets	1,525,334	1,598,063
Current liabilities
Accounts payable	5,985	8,647
Accrued expenses and other current liabilities	1,848,687	1,431,818
Total current liabilities	1,854,672	1,440,465
Non-current liability
Due to a related party, non-current	764,094	464,709
Total non-current liabilities	764,094	464,709
Total liabilities	2,618,766	1,905,174
Total revenues	146,554	161,372	$ 2,262,449
Net Income	(797,223)	(960,506)	692,774
Net cash (used in) provided by operating activities	(254,262)	(371,005)	1,433,255
Net cash used in investing activities	(23,433)	(34,346)	(19,977)
Net cash provided by (used in) financing activities	$ 299,385	$ (156,311)	$ (959,420)